Income Taxes - Summary of the Components of Income Tax for Period (Income) / Charge (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Current tax
Current year	€ (6)	€ (18)	[1]	€ (23)	[1]
Adjustments to prior years	(3)	(6)	[1]	(24)	[1]
Current tax	(9)	(24)	[1]	(47)	[1]
Deferred tax
Origination / (reversal) of temporary differences	(540)	163	[1]	(309)	[1]
Changes in tax rates / bases	(2)	(39)	[1]	(11)	[1]
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	8	(5)	[1]	12	[1]
Reconciliation between standard and effective tax
Result before tax	(922)	2,400		(364)
Non-recognition of deferred tax assets	9	9	[1]	7	[1]
Differences due to the effect of:
Tax rate changes	(2)	(39)	[1]	(11)	[1]
Non deductible expenses	(12)	(21)	[1]	(21)	[1]
Adjustments to prior years	16	(9)	[1]	11	[1]
Deferred tax	(509)	119	[1]	(289)	[1]
Income tax for the period (income) / charge	(518)	95	[1]	€ (336)	[1]
Aegon N.V [member]
Current tax
Current year	47	54
Current tax	47	54
Reconciliation between standard and effective tax
Result before tax	(204)	(193)
Tax on income on Dutch corporate income tax rate	53	48
Differences due to the effect of:
Tax rate changes		4
Non deductible expenses	(7)	(7)
Change in uncertain tax positions		8
Income tax for the period (income) / charge	€ (47)	€ (54)

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.